HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042            HV-3574 - PremierSolutions Standard

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Supplement dated January 25, 2013 to your Prospectus

1.  INVESTMENT ADVISER CHANGES

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced HL Investment Advisors, LLC (“HL Advisors”) as the investment adviser for the following Funds:

Hartford Balanced HLS Fund – Class IA

Hartford Capital Appreciation HLS Fund – Class IA

Hartford Dividend and Growth HLS Fund – Class IA

Hartford Global Research HLS Fund – Class IA

Hartford Healthcare HLS Fund – Class IA

Hartford Index HLS Fund – Class IA

Hartford MidCap HLS Fund – Class IA

Hartford Money Market HLS Fund – Class IA

Hartford Small Company HLS Fund – Class IA

Hartford Stock HLS Fund – Class IA

Hartford Total Return Bond HLS Fund – Class IA

Hartford U.S. Government Securities HLS Fund – Class IA

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced Hartford Investment Financial Services, LLC (“HIFSCO”) as the investment adviser for the following Funds:

The Hartford Balanced Income Fund – Class R4

The Hartford Global All-Asset Fund – Class R4

The Hartford High Yield Fund – Class R4

The Hartford International Small Company Fund – Class R4

The Hartford MidCap Value Fund – Class R4

2.  INVESTMENT ADVISER CHANGE & SUB-ADVISER ADDITION

Effective January 1, 2013, (1) OFI Global Asset Management, Inc. replaced OppenheimerFunds, Inc. as investment adviser and (2) OppenheimerFunds, Inc. became the sub-adviser to the following Funds:

Oppenheimer Capital Appreciation Fund – Class A

Oppenheimer Equity Income Fund, Inc. – Class A

Oppenheimer Global Fund – Class A

Oppenheimer Gold & Special Minerals Fund – Class A

Oppenheimer International Diversified Fund – Class A

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.